UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

SP Funds Dow Jones Global Sukuk ETF Tailored Shareholder Report

semi-annual shareholder report May 31, 2026 SP Funds Dow Jones Global Sukuk ETF Ticker: SPSK (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.sp-funds.com/spsk. You can also request this information by contacting us at (425) 409-9500 or by writing SP Funds Dow Jones Global Sukuk ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds Dow Jones Global Sukuk ETF	$25	0.50%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$542,949
Number of Holdings	167
Total Advisory Fee Paid	$1,164,180
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of May 31, 2026 )

Sector/Security Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
KSA Sukuk Ltd.	10.0
Perusahaan Penerbit SBSN Indonesia III	8.8
Isdb Trust Services NO 2 SARL	6.8
Saudi Electricity Sukuk Programme Co.	5.3
SA Global Sukuk Ltd.	4.6
Suci Second Investment Co.	4.5
Sharjah Sukuk Program Ltd.	3.5
DP World Crescent Ltd.	2.9
KSA Ijarah Sukuk Ltd.	2.9
SRC Sukuk Ltd.	2.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spsk.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P 500 Sharia Industry Exclusions ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 SP Funds S&P 500 Sharia Industry Exclusions ETF Ticker: SPUS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.sp-funds.com/spus. You can also request this information by contacting us at (425) 409-9500 or by writing SP Funds S&P 500 Sharia Industry Exclusions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P 500 Sharia Industry Exclusions ETF	$24	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$2,723,971
Number of Holdings	215
Total Advisory Fee Paid	$4,768,333
Portfolio Turnover Rate	2%

What did the Fund invest in?

(as of May 31, 2026 )

Sector/Security Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	13.5
Apple, Inc.	12.1
Microsoft Corp.	8.8
Alphabet, Inc. - Class A	5.8
Broadcom, Inc.	5.6
Tesla, Inc.	3.2
Micron Technology, Inc.	2.9
Eli Lilly & Co.	2.3
Advanced Micro Devices, Inc.	2.2
Exxon Mobil Corp.	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P Global REIT Sharia ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 SP Funds S&P Global REIT Sharia ETF Ticker: SPRE (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.sp-funds.com/spre. You can also request this information by contacting us at (425) 409-9500 or by writing SP Funds S&P Global REIT Sharia ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P Global REIT Sharia ETF	$26	0.50%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$203,354
Number of Holdings	26
Total Advisory Fee Paid	$496,189
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026 )

Sector/Security Type - Investments

(% of total net assets)

Real Estate
99.1%
Financial Services
0.0%
Cash & Other
0.9%

Top Ten Holdings	(% of total net assets)
Goodman Group - REIT	12.7
Prologis, Inc. - REIT	12.4
Equinix, Inc. - REIT	12.1
Welltower, Inc. - REIT	11.7
Charter Hall Group	5.1
Mid-America Apartment Communities, Inc. - REIT	4.9
Sun Communities, Inc. - REIT	4.9
EastGroup Properties, Inc. - REIT	4.9
Terreno Realty Corp. - REIT	4.8
Weyerhaeuser Co. - REIT	4.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spre.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

May 31, 2026 (Unaudited)

Tidal Trust I

SP Funds Dow Jones Global Sukuk ETF	| SPSK	| NYSE Arca, Inc.
SP Funds S&P 500 Sharia Industry Exclusions ETF	| SPUS	| NYSE Arca, Inc.
SP Funds S&P Global REIT Sharia ETF	| SPRE	| NYSE Arca, Inc.

SP Funds ETFs

SP Funds Dow Jones Global Sukuk ETF

Schedule of Investments

May 31, 2026 (Unaudited)

CORPORATE SUKUK - 56.9%	Rate	Maturity Date	Principal Amount	Value
Banks - 15.8%
Adib Sukuk Co. II Ltd.	5.70%	11/15/2028	$1,500,000	$1,537,189
Ajman Senior Sukuk Ltd.	5.13%	04/30/2030	1,500,000	1,497,721
Al Rajhi Sukuk Ltd.	4.75%	04/05/2028	3,500,000	3,510,043
Al Rajhi Sukuk Ltd.	5.05%	03/12/2029	3,100,000	3,121,124
Al Rajhi Sukuk Ltd.	4.87%	05/19/2030	1,500,000	1,504,013
Alinma Sukuk Ltd.	4.94%	07/15/2030	1,680,000	1,681,594
BBG Sukuk Ltd.	4.56%	10/09/2029	2,550,000	2,536,093
Boubyan Sukuk Ltd.	4.97%	06/04/2030	1,450,000	1,460,268
BSF Sukuk Co. Ltd.	4.75%	05/31/2028	2,500,000	2,495,345
BSF Sukuk Co. Ltd.	5.00%	01/25/2029	2,200,000	2,209,779
BSF Sukuk Co. Ltd.	5.38%	01/21/2030	2,300,000	2,333,765
DIB Sukuk Ltd.	5.49%	11/30/2027	2,400,000	2,435,445
DIB Sukuk Ltd.	4.80%	08/16/2028	3,070,000	3,073,070
DIB Sukuk Ltd.	5.24%	03/04/2029	3,100,000	3,144,409
DIB Sukuk Ltd.	4.57%	11/19/2030	3,115,000	3,093,026
EI Sukuk Co. Ltd.	5.43%	05/28/2029	2,300,000	2,333,531
EI Sukuk Co. Ltd.	5.06%	03/25/2030	2,400,000	2,415,372
EI Sukuk Co. Ltd.	4.54%	03/23/2031	1,585,000	1,559,283
Fab Sukuk Co. Ltd.	4.58%	01/17/2028	1,600,000	1,598,984
Fab Sukuk Co. Ltd.	4.78%	01/23/2029	2,430,000	2,431,140
Fab Sukuk Co. Ltd.	5.15%	01/16/2030	3,900,000	3,950,336
KFH Sukuk Co.	5.01%	01/17/2029	3,095,000	3,108,738
KFH Sukuk Co.	5.38%	01/14/2030	3,070,000	3,112,271
KFH Sukuk Co.	4.56%	01/13/2031	3,175,000	3,121,585
MAR Finance LLC	4.88%	05/29/2030	1,650,000	1,663,251
Mashreq AL Islami Sukuk Co. Ltd.	5.03%	04/22/2030	1,475,000	1,492,171
QIB Sukuk Ltd	4.40%	03/05/2031	2,400,000	2,356,173
QIB Sukuk Ltd.	5.58%	11/22/2028	2,700,000	2,759,586
QIB Sukuk Ltd.	4.49%	09/17/2029	2,400,000	2,378,703
QIB Sukuk Ltd.	4.80%	06/12/2030	2,875,000	2,877,609
QIIB Senior Oryx Ltd.	5.25%	01/24/2029	2,400,000	2,434,270
QIIB Senior Oryx Ltd.	4.50%	11/13/2030	1,535,000	1,520,588
SIB Sukuk Co. III Ltd.	5.25%	07/03/2029	1,450,000	1,463,920
SIB Sukuk Co. III Ltd.	5.20%	02/26/2030	1,600,000	1,608,633
SIB Sukuk Co. III Ltd.	4.60%	11/12/2030	1,540,000	1,509,347
SNB Sukuk Ltd.	5.13%	02/27/2029	2,700,000	2,730,633

The accompanying notes are an integral part of these financial statements.

Warba Sukuk Ltd.	5.35%	07/10/2029	1,450,000	1,466,479
				85,525,487

Chemicals - 1.7%
Equate Sukuk SPC Ltd.	5.00%	09/05/2031	2,250,000	2,260,296
Ma'aden Sukuk Ltd.	5.25%	02/13/2030	2,325,000	2,342,462
Ma'aden Sukuk Ltd.	5.50%	02/13/2035	2,215,000	2,241,362
Ma'aden Sukuk Ltd.(a)	5.25%	01/29/2036	2,650,000	2,603,499
				9,447,619

Commercial Finance - 0.7%
Air Lease Corporation Sukuk Ltd.	5.85%	04/01/2028	1,850,000	1,875,234
DAE Sukuk Difc Ltd.	4.50%	10/16/2030	1,945,000	1,883,231
				3,758,465

Consumer Finance - 2.6%
SRC Sukuk Ltd.	5.00%	02/27/2028	3,175,000	3,187,142
SRC Sukuk Ltd.	4.38%	04/02/2029	4,660,000	4,614,988
SRC Sukuk Ltd.	5.38%	02/27/2035	3,150,000	3,205,606
SRC Sukuk Ltd.	4.88%	10/02/2035	3,180,000	3,105,209
				14,112,945

Exploration & Production - 2.2%
Adnoc Murban Sukuk Ltd.	4.75%	05/06/2035	4,725,000	4,669,934
EDO Sukuk Ltd.	5.66%	07/03/2031	2,250,000	2,328,195
EDO Sukuk Ltd.	5.88%	09/21/2033	3,000,000	3,142,728
EDO Sukuk Ltd.	5.14%	01/22/2036	1,950,000	1,943,264
				12,084,121

Financial Services - 8.4%
Aercap Sukuk Ltd.	4.50%	10/03/2029	1,600,000	1,579,111
Dua Capital Ltd.	2.78%	05/11/2031	1,800,000	1,650,739
Khazanah Global Sukuk Bhd.	4.69%	06/01/2028	2,300,000	2,311,126
Khazanah Global Sukuk Bhd.	4.48%	09/05/2029	1,600,000	1,603,001
Mdgh Sukuk Ltd.	4.96%	04/04/2034	3,100,000	3,111,743
Mdgh Sukuk Ltd.	5.00%	06/04/2035	2,855,000	2,874,741
Suci Second Investment Co	5.13%	01/28/2036	6,255,000	6,257,108
Suci Second Investment Co.	4.38%	09/10/2027	4,685,000	4,672,159
Suci Second Investment Co.	6.00%	10/25/2028	7,055,000	7,260,289
Suci Second Investment Co.	5.17%	03/05/2031	6,270,000	6,333,434
Suci Second Investment Co.	4.88%	05/08/2032	3,775,000	3,748,125
Suci Second Investment Co.	6.25%	10/25/2033	3,895,000	4,191,288
				45,592,864

The accompanying notes are an integral part of these financial statements.

Food & Beverage - 0.7%
Almarai Co. JSC	5.23%	07/25/2033	2,300,000	2,316,932
Almarai Sukuk Ltd.	4.45%	09/24/2030	1,575,000	1,550,675
				3,867,607

Integrated Oils - 4.9%
SA Global Sukuk Ltd.	4.25%	10/02/2029	4,725,000	4,661,018
SA Global Sukuk Ltd.	4.13%	09/17/2030	4,660,000	4,539,702
SA Global Sukuk Ltd.	2.69%	06/17/2031	9,375,000	8,472,179
SA Global Sukuk Ltd.	4.75%	10/02/2034	4,675,000	4,562,015
SA Global Sukuk Ltd.	4.63%	09/17/2035	4,540,000	4,365,953
				26,600,867

Pipeline - 0.9%
TMS Issuer SARL(b)	5.78%	08/23/2032	4,670,000	4,805,495

Power Generation - 0.5%
TNB Global Ventures Capital Bhd.	4.85%	11/01/2028	2,400,000	2,421,746

Real Estate - 3.5%
Aldar Investment Properties Sukuk Ltd.	4.88%	05/24/2033	1,600,000	1,555,868
Aldar Investment Properties Sukuk Ltd.	5.50%	05/16/2034	1,950,000	1,944,474
Aldar Investment Properties Sukuk Ltd.	5.25%	03/25/2035	1,950,000	1,913,725
Aldar Sukuk No. 2 Ltd.	3.88%	10/22/2029	1,600,000	1,539,006
Emaar Sukuk Ltd.	3.88%	09/17/2029	1,600,000	1,552,028
Emaar Sukuk Ltd.	3.70%	07/06/2031	1,600,000	1,507,636
Esic Sukuk Ltd.	5.83%	02/14/2029	2,200,000	2,231,065
MAF Sukuk Ltd.	4.64%	05/14/2029	1,800,000	1,767,369
MAF Sukuk Ltd.	3.93%	02/28/2030	1,800,000	1,714,973
MAF Sukuk Ltd.	5.00%	06/01/2033	1,600,000	1,575,679
MAF Sukuk Ltd.	4.88%	10/22/2035	1,585,000	1,501,425
				18,803,248

Transportation & Logistics - 3.1%
DP World Crescent Ltd.	4.85%	09/26/2028	3,025,000	3,000,336
DP World Crescent Ltd.	3.88%	07/18/2029	3,165,000	3,038,811
DP World Crescent Ltd.	3.75%	01/30/2030	1,600,000	1,519,683
DP World Crescent Ltd.	5.50%	09/13/2033	4,650,000	4,686,136
DP World Crescent Ltd.	5.50%	05/08/2035	4,690,000	4,691,847
				16,936,813

Utilities - 9.6%
AL Jawaher Assets Co Spc	4.66%	10/29/2030	2,300,000	2,264,129
Mazoon Assets Co. SAOC	5.20%	11/08/2027	1,630,000	1,636,480
Mazoon Assets Co. SAOC	5.50%	02/14/2029	1,435,000	1,455,211

The accompanying notes are an integral part of these financial statements.

Mazoon Assets Co. SAOC	5.25%	10/09/2031	2,260,000	2,284,013
National Central Cooling Co. PJSC	5.28%	03/05/2030	2,250,000	2,275,782
Saudi Electricity Global Sukuk Co. 2	5.06%	04/08/2043	3,075,000	2,898,579
Saudi Electricity Global Sukuk Co. 3	5.50%	04/08/2044	3,140,000	3,093,400
Saudi Electricity Global Sukuk Co. 4	4.72%	09/27/2028	3,775,000	3,772,098
Saudi Electricity Global Sukuk Co. 5	2.41%	09/17/2030	2,000,000	1,813,488
Saudi Electricity Sukuk Programme Co.	4.31%	01/22/2029	1,500,000	1,488,351
Saudi Electricity Sukuk Programme Co.	4.94%	02/13/2029	2,525,000	2,540,838
Saudi Electricity Sukuk Programme Co.	5.23%	02/18/2030	4,700,000	4,768,482
Saudi Electricity Sukuk Programme Co.	4.52%	01/22/2032	2,050,000	1,999,878
Saudi Electricity Sukuk Programme Co.	4.63%	04/11/2033	3,600,000	3,518,987
Saudi Electricity Sukuk Programme Co.	5.19%	02/13/2034	4,400,000	4,410,841
Saudi Electricity Sukuk Programme Co.	5.49%	02/18/2035	3,795,000	3,864,768
Saudi Electricity Sukuk Programme Co.	5.07%	01/22/2036	3,600,000	3,560,393
Saudi Electricity Sukuk Programme Co.	5.68%	04/11/2053	4,500,000	4,390,318
				52,036,036

Wireless Telecommunications Services - 0.5%
Axiata SPV2 Bhd.	2.16%	08/19/2030	1,600,000	1,448,436
Otel Sukuk Ltd.	5.38%	01/24/2031	1,435,000	1,451,628
				2,900,064

Wireline Telecommunications Services - 1.8%
Saudi Telecom Co.	3.89%	05/13/2029	3,790,000	3,709,045
STC Sukuk Co. II Ltd.	4.49%	01/15/2031	2,335,000	2,311,058
STC Sukuk Co. II Ltd.	5.08%	01/15/2036	3,950,000	3,944,398
				9,964,501

TOTAL CORPORATE SUKUK (Cost $309,906,256)				308,857,878

FOREIGN GOVERNMENT SUKUK - 41.5%	Rate	Maturity Date	Principal Amount	Value
Sovereigns - 33.5%(c)
Global Sukuk Ventures	4.25%	11/10/2035	9,390,000	9,161,686
KSA Ijarah Sukuk Ltd.	4.25%	09/09/2030	7,025,000	6,919,979
KSA Ijarah Sukuk Ltd.	4.88%	09/09/2035	10,125,000	10,011,673
KSA Sukuk Ltd.	5.27%	10/25/2028	7,825,000	7,956,861
KSA Sukuk Ltd.	4.30%	01/19/2029	6,275,000	6,238,683
KSA Sukuk Ltd.	4.27%	05/22/2029	9,385,000	9,321,945
KSA Sukuk Ltd.	2.97%	10/29/2029	7,780,000	7,380,692
KSA Sukuk Ltd.	5.25%	06/04/2030	4,725,000	4,824,012
KSA Sukuk Ltd.	2.25%	05/17/2031	6,175,000	5,497,349
KSA Sukuk Ltd.	4.51%	05/22/2033	9,370,000	9,176,655
KSA Sukuk Ltd.	5.25%	06/04/2034	7,010,000	7,146,234
Malaysia Sovereign Sukuk Bhd.	4.24%	04/22/2045	1,550,000	1,386,493

The accompanying notes are an integral part of these financial statements.

Malaysia Sukuk Global Bhd.	4.08%	04/27/2046	1,450,000	1,266,324
Malaysia Wakala Sukuk Bhd.	2.07%	04/28/2031	2,550,000	2,316,036
Malaysia Wakala Sukuk Bhd.	3.08%	04/28/2051	1,450,000	1,035,776
Oman Sovereign Sukuk Co.	4.88%	06/15/2030	5,515,000	5,552,082
Oman Sovereign Sukuk Co.	4.53%	04/17/2033	3,160,000	3,116,876
Perusahaan Penerbit SBSN Indonesia III	4.40%	03/01/2028	5,440,000	5,460,400
Perusahaan Penerbit SBSN Indonesia III	5.40%	11/15/2028	3,110,000	3,189,694
Perusahaan Penerbit SBSN Indonesia III	4.45%	02/20/2029	3,900,000	3,914,040
Perusahaan Penerbit SBSN Indonesia III	5.10%	07/02/2029	2,300,000	2,343,700
Perusahaan Penerbit SBSN Indonesia III	5.00%	05/25/2030	3,350,000	3,383,668
Perusahaan Penerbit SBSN Indonesia III	2.80%	06/23/2030	3,100,000	2,875,250
Perusahaan Penerbit SBSN Indonesia III	4.55%	07/23/2030	3,315,000	3,288,231
Perusahaan Penerbit SBSN Indonesia III	4.50%	12/01/2030	3,470,000	3,431,997
Perusahaan Penerbit SBSN Indonesia III	2.55%	06/09/2031	3,170,000	2,863,207
Perusahaan Penerbit SBSN Indonesia III	4.70%	06/06/2032	4,710,000	4,669,867
Perusahaan Penerbit SBSN Indonesia III	5.60%	11/15/2033	3,025,000	3,101,381
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/02/2034	3,120,000	3,102,450
Perusahaan Penerbit SBSN Indonesia III	5.25%	11/25/2034	2,800,000	2,786,156
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/23/2035	3,305,000	3,273,520
Perusahaan Penerbit SBSN Indonesia III	5.00%	12/01/2035	2,845,000	2,773,988
Perusahaan Penerbit SBSN Indonesia III	3.80%	06/23/2050	2,300,000	1,696,549
Perusahaan Penerbit SBSN Indonesia III	3.55%	06/09/2051	2,275,000	1,579,180
Perusahaan Penerbit SBSN Indonesia III	5.50%	07/02/2054	1,800,000	1,730,337
Perusahaan Penerbit SBSN Indonesia III	5.65%	11/25/2054	2,200,000	2,150,134
RAK Capital	5.00%	03/12/2035	3,000,000	3,016,751
ROP Sukuk Trust	5.05%	06/06/2029	3,100,000	3,138,750
Sharjah Sukuk Program Ltd.	4.23%	03/14/2028	3,800,000	3,751,095
Sharjah Sukuk Program Ltd.	3.23%	10/23/2029	3,090,000	2,906,551
Sharjah Sukuk Program Ltd.	3.89%	04/04/2030	2,200,000	2,104,300
Sharjah Sukuk Program Ltd.	3.20%	07/13/2031	2,275,000	2,066,791
Sharjah Sukuk Program Ltd.	6.09%	03/19/2034	2,800,000	2,918,659
Sharjah Sukuk Program Ltd.	3.85%	03/19/2035	1,000,000	896,705
Sharjah Sukuk Program Ltd.	5.43%	04/17/2035	3,050,000	3,048,498
Sharjah Sukuk Program Ltd.	5.19%	05/25/2036	2,315,000	2,269,860
				182,041,065

Supranationals - 8.0%
APICORP Sukuk Ltd	4.72%	02/03/2036	1,525,000	1,495,189
ICDPS Sukuk Ltd.	4.95%	02/14/2029	1,500,000	1,525,928
ICDPS Sukuk Ltd.	4.39%	10/09/2030	1,585,000	1,576,519
Isdb Trust Services No. 2 SARL	4.75%	10/27/2027	3,000,000	3,026,333
Isdb Trust Services No. 2 SARL	4.60%	03/14/2028	5,960,000	6,005,311
Isdb Trust Services No. 2 SARL	4.91%	10/03/2028	6,535,000	6,642,007
Isdb Trust Services No. 2 SARL	4.75%	05/15/2029	6,270,000	6,361,065
Isdb Trust Services No. 2 SARL	4.05%	10/15/2029	3,900,000	3,881,512

The accompanying notes are an integral part of these financial statements.

Isdb Trust Services No. 2 SARL	4.21%	03/18/2030	4,915,000	4,912,731
Isdb Trust Services No. 2 SARL	4.25%	06/25/2030	8,150,000	8,141,347
				43,567,942

TOTAL FOREIGN GOVERNMENT SUKUK (Cost $226,977,471)				225,609,007

TOTAL INVESTMENTS - 98.4% (Cost $536,883,727)				$534,466,885
Other Assets in Excess of Liabilities - 1.6%				8,482,584
TOTAL NET ASSETS - 100.0%				$542,949,469

Percentages are stated as a percent of net assets.

JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SPC	Special-Purpose Company
SPV2	Special-Purpose Vehicle2

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $2,603,499 or 0.5% of the Fund's net assets.
(b)	Sinkable security.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P 500 Sharia Industry Exclusions ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 3.7%
D.R. Horton, Inc.	19,633	$2,887,818
Deckers Outdoor Corp.(a)	10,466	1,191,554
Masco Corp.	15,210	1,068,503
Nike, Inc. - Class B	85,814	3,967,181
PulteGroup, Inc.	14,075	1,663,384
Ralph Lauren Corp. - Class A	2,557	930,492
Tapestry, Inc.	15,055	2,189,900
Tesla, Inc.(a)	200,518	87,383,739
		101,282,571

Consumer Staple Products - 2.4%
Church & Dwight Co., Inc.	17,546	1,677,924
Clorox Co.	8,482	763,550
Colgate-Palmolive Co.	58,618	5,283,240
Estee Lauder Cos., Inc. - Class A	16,979	1,510,282
Hershey Co.	10,306	1,999,673
Kenvue, Inc.	139,823	2,416,141
Kimberly-Clark Corp.	23,578	2,301,213
McCormick & Co., Inc.	17,873	846,644
Mondelez International, Inc. - Class A	93,934	5,745,943
Monster Beverage Corp.(a)	50,876	4,481,158
PepsiCo, Inc.	99,514	14,348,924
Procter & Gamble Co.	165,744	23,794,209
		65,168,901

Financial Services - 0.1%
Equifax, Inc.	8,527	1,413,691
Fair Isaac Corp.(a)	1,386	1,733,318
		3,147,009

Health Care - 10.5%
Abbott Laboratories	126,744	10,849,286
AbbVie, Inc.	125,987	27,429,890
Agilent Technologies, Inc.	20,678	2,802,489
Align Technology, Inc.(a)	4,566	798,822
Becton Dickinson & Co.	20,750	3,052,740
Biogen, Inc.(a)	10,236	2,006,256
Bio-Techne Corp.	11,339	586,000
Boston Scientific Corp.(a)	107,273	5,182,359

The accompanying notes are an integral part of these financial statements.

Cardinal Health, Inc.	17,176	3,380,237
Cencora, Inc.	13,923	3,750,299
Charles River Laboratories International, Inc.(a)	3,014	544,660
Cooper Cos., Inc.(a)	14,073	861,408
Danaher Corp.	45,829	8,371,583
Dexcom, Inc.(a)	28,356	2,090,971
Edwards Lifesciences Corp.(a)	42,149	3,644,624
Eli Lilly & Co.	56,477	62,407,085
GE HealthCare Technologies, Inc.	32,804	2,045,001
Gilead Sciences, Inc.	90,222	12,128,543
IDEXX Laboratories, Inc.(a)	5,766	3,249,314
Incyte Corp.(a)	11,524	1,114,832
Insulet Corp.(a)	4,673	677,305
Intuitive Surgical, Inc.(a)	25,573	10,859,319
Johnson & Johnson	171,838	38,720,257
Labcorp Holdings, Inc.	5,922	1,540,075
McKesson Corp.	8,710	6,466,652
Medtronic PLC	93,337	6,889,204
Merck & Co., Inc.	177,008	21,014,390
Mettler-Toledo International, Inc.(a)	1,197	1,413,154
Regeneron Pharmaceuticals, Inc.	7,010	4,309,608
ResMed, Inc.	10,241	1,951,627
Revvity, Inc.	8,203	857,624
STERIS PLC	6,646	1,413,804
Stryker Corp.	24,780	7,560,130
Thermo Fisher Scientific, Inc.	27,029	13,312,053
Vertex Pharmaceuticals, Inc.(a)	18,250	8,167,605
Waters Corp.(a)	6,818	2,615,180
West Pharmaceutical Services, Inc.	4,734	1,528,183
		285,592,569

Industrial Products - 3.6%
3M Co.	39,168	5,997,796
A.O. Smith Corp.	7,964	451,718
Allegion PLC	6,034	784,842
Carrier Global Corp.	57,963	3,702,097
Cummins, Inc.	9,787	6,328,568
Dover Corp.	9,765	2,063,930
Emerson Electric Co.	40,990	5,895,182
GE Vernova, Inc.	19,465	18,848,349
Generac Holdings, Inc.(a)	4,104	1,140,543
Hubbell, Inc.	3,833	1,815,347
IDEX Corp.	4,918	1,036,862
Illinois Tool Works, Inc.	19,161	4,738,132
Ingersoll Rand, Inc.	26,239	1,879,762

The accompanying notes are an integral part of these financial statements.

Johnson Controls International PLC	44,289	5,937,383
Lennox International, Inc.	2,166	1,087,679
Nordson Corp.	3,866	1,110,818
Otis Worldwide Corp.	28,478	2,017,382
Pentair PLC	11,717	830,032
Rockwell Automation, Inc.	7,949	3,585,476
TE Connectivity PLC	21,235	4,531,761
Trane Technologies PLC	15,800	7,130,540
Trimble, Inc.(a)	17,171	968,616
Veralto Corp.	17,644	1,450,866
Vertiv Holdings Co. - Class A	27,556	8,699,705
Westinghouse Air Brake Technologies Corp.	12,053	3,147,761
Xylem, Inc.	17,411	1,907,201
		97,088,348

Industrial Services - 2.7%
C.H. Robinson Worldwide, Inc.	8,267	1,476,900
Cintas Corp.	24,736	4,236,287
Comfort Systems USA, Inc.	2,421	4,426,096
CSX Corp.	136,561	6,180,751
Expeditors International of Washington, Inc.	9,749	1,540,245
Fastenal Co.	83,051	3,670,854
J.B. Hunt Transport Services, Inc.	5,668	1,566,805
Norfolk Southern Corp.	15,931	4,858,318
Old Dominion Freight Line, Inc.	13,375	3,011,381
Quanta Services, Inc.	10,584	7,532,950
Republic Services, Inc. - Class A	14,222	2,850,658
Rollins, Inc.	20,492	975,419
Union Pacific Corp.	43,319	11,377,302
United Parcel Service, Inc. - Class B	53,032	5,657,984
United Rentals, Inc.	4,447	4,427,745
W.W. Grainger, Inc.	2,935	3,622,494
Waste Management, Inc.	26,480	5,599,461
		73,011,650

Materials - 2.8%
Air Products and Chemicals, Inc.	15,793	4,400,246
Albemarle Corp.	8,207	1,447,879
Avery Dennison Corp.	5,660	900,336
CF Industries Holdings, Inc.	11,588	1,301,912
Corteva, Inc.	49,279	3,857,560
CRH PLC	47,746	5,194,287
DuPont de Nemours, Inc.	30,267	1,465,528
Ecolab, Inc.	18,632	4,769,792
Freeport-McMoRan, Inc.	104,537	6,869,126

The accompanying notes are an integral part of these financial statements.

Linde PLC	34,045	16,943,856
Martin Marietta Materials, Inc.	4,161	2,420,204
Newmont Corp.	79,445	8,723,855
Nucor Corp.	16,799	4,199,750
Packaging Corp. of America	6,203	1,357,899
PPG Industries, Inc.	16,005	1,808,245
Sherwin-Williams Co.	16,790	5,101,474
Steel Dynamics, Inc.	9,811	2,552,332
Vulcan Materials Co.	9,519	2,693,115
		76,007,396

Media - 6.9%
Alphabet, Inc. - Class A	417,524	158,801,078
Booking Holdings, Inc.	56,994	9,542,505
DoorDash, Inc. - Class A(a)	27,063	4,310,865
Expedia Group, Inc. - Class A	8,345	1,884,218
GoDaddy, Inc. - Class A(a)	10,021	860,103
Trade Desk, Inc. - Class A(a)	32,324	696,906
Uber Technologies, Inc.(a)	151,838	10,689,395
VeriSign, Inc.	5,782	1,650,067
		188,435,137

Oil & Gas - 2.7%
ConocoPhillips	90,113	10,271,080
Devon Energy Corp.	85,243	3,792,479
EOG Resources, Inc.	39,548	5,274,912
Exxon Mobil Corp.	298,033	43,292,274
Halliburton Co.	62,225	2,417,441
SLB NV	108,914	5,941,259
Texas Pacific Land Corp.	4,119	1,618,767
		72,608,212

Real Estate - 1.1%
CoStar Group, Inc.(a)	30,200	972,440
Equinix, Inc. - REIT	6,861	7,327,823
Mid-America Apartment Communities, Inc. - REIT	8,171	1,054,631
Prologis, Inc. - REIT	67,439	9,675,473
Welltower, Inc. - REIT	49,821	10,229,746
Weyerhaeuser Co. - REIT	52,624	1,289,814
		30,549,927

Renewable Energy - 0.1%
First Solar, Inc.(a)	7,689	2,358,908

The accompanying notes are an integral part of these financial statements.

Retail & Wholesale - Discretionary - 2.6%
AutoZone, Inc.(a)	1,130	3,316,765
Best Buy Co., Inc.	13,707	1,068,461
Builders FirstSource, Inc.(a)	7,845	598,260
Copart, Inc.(a)	63,829	2,091,676
eBay, Inc.	33,555	3,666,555
Genuine Parts Co.	9,845	971,701
Home Depot, Inc.	70,983	22,511,549
Lowe's Cos., Inc.	40,226	8,622,845
Lululemon Athletica, Inc.(a)	7,846	1,029,238
O'Reilly Automotive, Inc.(a)	61,993	5,385,952
Pool Corp.	2,435	441,709
Ross Stores, Inc.	23,418	5,426,653
TJX Cos., Inc.	80,941	12,525,620
Tractor Supply Co.	38,172	1,203,563
Ulta Beauty, Inc.(a)	2,998	1,525,532
Williams-Sonoma, Inc.	8,467	1,723,627
		72,109,706

Retail & Wholesale - Staples - 0.3%
Archer-Daniels-Midland Co.	34,515	2,753,607
Target Corp.	32,624	4,145,531
		6,899,138

Software & Tech Services - 14.4%
Accenture PLC - Class A	45,315	8,477,077
Adobe, Inc.(a)	30,633	7,940,380
Akamai Technologies, Inc.(a)	10,221	1,528,448
Autodesk, Inc.(a)	15,352	3,551,071
Cadence Design Systems, Inc.(a)	19,473	7,301,012
CDW Corp.	9,499	1,191,650
Cognizant Technology Solutions Corp. - Class A	35,730	1,992,126
CrowdStrike Holdings, Inc. - Class A(a)	18,030	13,179,930
EPAM Systems, Inc.(a)	3,989	408,713
Fortinet, Inc.(a)	45,759	6,313,369
Gartner, Inc.(a)	5,602	908,644
International Business Machines Corp.	66,592	19,831,098
Microsoft Corp.	532,533	239,767,658
Oracle Corp.	122,927	27,754,458
Palo Alto Networks, Inc.(a)	57,543	16,209,288
PTC, Inc.(a)	8,325	1,154,927
Roper Technologies, Inc.	7,702	2,507,232
Salesforce, Inc.	66,744	12,754,778
ServiceNow, Inc.(a)	75,114	9,341,928
Synopsys, Inc.(a)	13,325	6,337,637

The accompanying notes are an integral part of these financial statements.

Tyler Technologies, Inc.(a)	2,730	854,900
Workday, Inc. - Class A(a)	15,493	2,264,922
		391,571,246

Tech Hardware & Semiconductors - 45.7%(c)
Advanced Micro Devices, Inc.(a)	116,230	59,986,303
Analog Devices, Inc.	35,894	14,854,732
Apple, Inc.	1,052,858	328,554,867
Applied Materials, Inc.	56,564	25,457,194
Arista Networks, Inc.(a)	74,867	11,939,040
Broadcom, Inc.	340,014	151,908,055
Ciena Corp.(a)	10,110	5,866,125
Cisco Systems, Inc.	281,749	33,928,215
Coherent Corp.(a)	13,520	4,887,074
Corning, Inc.	56,079	10,159,272
F5, Inc.(a)	4,026	1,543,770
Garmin Ltd.	11,785	2,756,747
Jabil, Inc.	7,694	2,804,925
KLA Corp.	9,525	18,304,288
Lam Research Corp.	88,986	28,313,565
Microchip Technology, Inc.	39,178	3,708,198
Micron Technology, Inc.	80,257	77,929,547
Monolithic Power Systems, Inc.	3,175	4,972,717
NetApp, Inc.	14,236	2,481,192
NVIDIA Corp.	1,742,671	367,947,555
NXP Semiconductors NV	17,871	5,742,846
ON Semiconductor Corp.(a)	30,228	3,646,101
QUALCOMM, Inc.	78,257	19,644,072
Sandisk Corp.(a)	10,012	16,970,140
Seagate Technology Holdings PLC	15,711	13,822,538
Skyworks Solutions, Inc.	10,407	810,185
Super Micro Computer, Inc.(a)	37,335	1,720,770
Teradyne, Inc.	11,512	4,309,057
Texas Instruments, Inc.	65,871	20,135,447
Zebra Technologies, Corp. - Class A(a)	3,097	754,522
		1,245,859,059

Utilities - 0.2%
Constellation Energy Corp.	22,672	6,523,868

TOTAL COMMON STOCKS (Cost $1,947,895,321)		2,718,213,645

The accompanying notes are an integral part of these financial statements.

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value

TPG, Inc., CVR (a)(b)	14,708	—
ABIOMED, Inc., CVR(a)(b)	405	—

TOTAL CONTINGENT VALUE RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 99.8% (Cost $1,947,895,321)		$2,718,213,645
Other Assets in Excess of Liabilities - 0.2%		5,757,358
TOTAL NET ASSETS - 100.0%		$2,723,971,003

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
CVR	Contingent Value Rights

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P Global REIT Sharia ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Financial Services - 0.0%(a)
Servet Gayrimenkul Yatirim Ortakligi AS	1	$0

Real Estate - 99.1%(b)
Avrupakent Gayrimenkul Yatirim Ortakligi AS - REIT	407,545	555,924
Axis Real Estate Investment Trust - REIT	6,853,647	3,370,646
Centurion Accommodation Reit - REIT	3,565,992	3,075,698
Charter Hall Group	704,864	10,335,740
Citicore Energy REIT Corp. - REIT	9,054,051	510,046
Dubai Residential REIT - REIT	7,096,583	2,376,573
EastGroup Properties, Inc. - REIT	48,890	9,871,380
Equinix, Inc. - REIT	23,050	24,618,322
Equity LifeStyle Properties, Inc. - REIT	157,752	9,744,341
Fermi Inc(c)	111,741	779,952
Goodman Group - REIT	1,129,176	25,730,118
IGB Real Estate Investment Trust - REIT	5,492,575	3,837,184
IMPACT Growth Real Estate Investment Trust - REIT	2,266,991	787,125
Kizilbuk Gayrimenkul Yatirim Ortakligi AS - REIT(c)	1	0
Mid-America Apartment Communities, Inc. - REIT	76,923	9,928,452
Panora Gayrimenkul Yatirim Ortakligi - REIT	205,766	575,262
Peker Gayrimenkul Yatirim Ortakligi AS - REIT(c)	12,553,280	3,662,715
Prologis, Inc. - REIT	175,343	25,156,460
Rayonier, Inc. - REIT	469,979	9,817,861
RL Commercial REIT, Inc. - REIT	21,348,177	2,481,480
SITE Centers Corp. - REIT	190,938	964,237
Sun Communities, Inc. - REIT	80,058	9,899,972
Terreno Realty Corp. - REIT	150,118	9,861,251
Welltower, Inc. - REIT	115,789	23,774,955
Weyerhaeuser Co. - REIT	400,705	9,821,280
		201,536,974

TOTAL COMMON STOCKS (Cost $177,164,395)		201,536,974

TOTAL INVESTMENTS - 99.1% (Cost $177,164,395)		$201,536,974
Other Assets in Excess of Liabilities - 0.9%		1,816,959
TOTAL NET ASSETS - 100.0%		$203,353,933

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	SP Funds Dow Jones	SP Funds S&P 500 Sharia Industry	SP Funds S&P Global
	Global Sukuk ETF	Exclusions ETF	REIT Sharia ETF
ASSETS:
Investments, at value (cost $536,883,727, $1,947,895,321 and $177,164,395) (Note 2)	$534,466,885	$2,718,213,645	$201,536,974
Receivable for fund shares sold	22,064,955	2,908,990	–
Receivable for investments sold	12,037,341	–	138,868
Interest receivable	5,818,860	–	–
Dividends receivable	–	2,006,245	157,029
Cash	–	1,821,541	1,571,497
Foreign currency, at value	–	–	39,847
Dividend tax reclaim receivable	–	8,744	1,075
Total assets	574,388,041	2,724,959,165	203,445,290

LIABILITIES:
Payable for investments purchased	29,855,455	–	171
Payable to custodian	1,374,831	–	–
Payable to adviser (Note 4)	208,286	988,162	91,186
Total liabilities	31,438,572	988,162	91,357
NET ASSETS	$542,949,469	$2,723,971,003	$203,353,933

NET ASSETS CONSISTS OF:
Paid-in capital	$547,739,685	$1,972,181,413	$194,435,975
Total distributable earnings/(accumulated losses)	(4,790,216)	751,789,590	8,917,958
Total Net Assets	$542,949,469	$2,723,971,003	$203,353,933

Net assets	$542,949,469	$2,723,971,003	$203,353,933
Shares issued and outstanding(a)	30,125,000	46,550,000	9,650,000
Net asset value per share	$18.02	$58.52	$21.07

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended May 31, 2026

(Unaudited)

	SP Funds Dow Jones Global Sukuk ETF	SP Funds S&P 500 Sharia Industry Exclusions ETF	SP Funds S&P Global REIT Sharia ETF
INVESTMENT INCOME:
Interest income	$10,895,124	$–	$–
Dividend income	–	9,537,748	$2,771,863
Less: Dividend withholding taxes	–	(4,617)	(40,670)
Less: Issuance fees	–	(53)	–
Total investment income	10,895,124	9,533,078	2,731,193

EXPENSES:
Investment advisory fee (Note 4)	1,164,180	4,768,333	496,189
Total expenses	1,164,180	4,768,333	496,189
NET INVESTMENT INCOME (LOSS)	9,730,944	4,764,745	2,235,004

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,005,928)	(3,519,954)	(639,699)
In-kind redemptions	–	7	2,729,426
Foreign currency transactions	–	–	(12,456)
Net realized gain (loss)	(1,005,928)	(3,519,947)	2,077,271
Net change in unrealized appreciation (depreciation) on:
Investments	(7,454,127)	337,057,035	13,267,442
Foreign currency translations	–	–	(22)
Net change in unrealized appreciation
(depreciation)	(7,454,127)	337,057,035	13,267,420
Net realized and unrealized gain (loss)	(8,460,055)	333,537,088	15,344,691
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,270,889	$338,301,833	$17,579,695

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds Dow Jones Global Sukuk ETF		SP Funds S&P 500 Sharia Industry Exclusions ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$9,730,944	$13,283,537	$4,764,745	$6,146,449
Net realized gain (loss)	(1,005,928)	(1,284,638)	(3,519,947)	55,412,113
Net change in unrealized appreciation (depreciation)	(7,454,127)	7,269,117	337,057,035	225,764,697
Net increase (decrease) in net assets resulting from operations	1,270,889	19,268,016	338,301,833	287,323,259

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(14,389,747)	(10,622,765)	(6,244,814)	(6,147,611)
Return of capital	–	–	–	(2,917,748)
Total distributions to shareholders	(14,389,747)	(10,622,765)	(6,244,814)	(9,065,359)

CAPITAL TRANSACTIONS:
Subscriptions	155,570,250	156,572,355	555,830,459	828,986,664
Redemptions	(29,018,917)	–	–	(198,864,757)
ETF transaction fees (Note 9)	–	3,041	–	–
Net increase (decrease) in net assets from
capital transactions	126,551,333	156,575,396	555,830,459	630,121,907

NET INCREASE (DECREASE) IN NET ASSETS	113,432,475	165,220,647	887,887,478	908,379,807

NET ASSETS:
Beginning of the period	429,516,994	264,296,347	1,836,083,525	927,703,718
End of the period	$542,949,469	$429,516,994	$2,723,971,003	$1,836,083,525

SHARES TRANSACTIONS
Subscriptions	8,575,000	8,575,000	10,750,000	18,550,000
Redemptions	(1,625,000)	–	–	(4,375,000)
Total increase (decrease) in shares outstanding	6,950,000	8,575,000	10,750,000	14,175,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds S&P Global REIT Sharia ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$2,235,004	$3,009,453
Net realized gain (loss)	2,077,271	(1,755,446)
Net change in unrealized appreciation (depreciation)	13,267,420	(7,327,862)
Net increase (decrease) in net assets resulting from operations	17,579,695	(6,073,855)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,902,015)	(4,933,717)
Return of capital	–	(1,672,831)
Total distributions to shareholders	(3,902,015)	(6,606,548)

CAPITAL TRANSACTIONS:
Subscriptions	23,711,824	33,571,757
Redemptions	(12,682,800)	(975,045)
ETF transaction fees (Note 9)	1,274	677
Net increase (decrease) in net assets from capital transactions	11,030,298	32,597,389

NET INCREASE (DECREASE) IN NET ASSETS
	24,707,978	19,916,986
NET ASSETS:
Beginning of the period	178,645,955	158,728,969
End of the period	$203,353,933	$178,645,955

SHARES TRANSACTIONS
Subscriptions	1,175,000	1,725,000
Redemptions	(600,000)	(50,000)
Total increase (decrease) in shares outstanding	575,000	1,675,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SP Funds Dow Jones Global Sukuk ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$18.53	$18.10	$17.60	$17.57	$19.76	$20.41

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.38	0.75	0.69	0.57	0.35	0.27
Net realized and unrealized gain (loss)(b)	(0.32)	0.31	0.34	(0.16)	(2.09)	(0.42)
Total from investment operations	0.06	1.06	1.03	0.41	(1.74)	(0.15)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.63)	(0.53)	(0.38)	(0.36)	(0.26)
Return of capital	–	–	–	–	(0.09)	(0.24)
Total distributions	(0.57)	(0.63)	(0.53)	(0.38)	(0.45)	(0.50)

ETF transaction fees per share	–	0.00(c)	0.00(c)	–	–	–
Net asset value, end of period	$18.02	$18.53	$18.10	$17.60	$17.57	$19.76
TOTAL RETURN(d)	0.34%	6.02%	5.87%	2.46%	(8.92)%	(0.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$542,949	$429,517	$264,296	$150,950	$65,435	$37,542
Ratio of expenses to average net assets(e)	0.50%	0.50%(f)	0.55%(g)	0.59%	0.59%(h)	0.65%
Ratio of net investment income to average net assets(e)	4.18%	4.11%	3.87%	3.23%	1.91%	1.32%
Portfolio turnover rate(d)(i)	18%	24%	15%	19%	9%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Effective December 16, 2024, the Fund’s management fee was reduced from 0.55% to 0.50%.

(g)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

(h)	Effective November 30, 2021, the Fund’s management fee was reduced from 0.65% to 0.59%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SP Funds S&P 500 Sharia Industry Exclusions ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$51.29	$42.90	$32.81	$27.49	$32.48	$24.26

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.12	0.21	0.21	0.25	0.25	0.17
Net realized and unrealized gain (loss)(b)	7.26	8.48	10.18	5.38	(4.83)	8.36
Total from investment operations	7.38	8.69	10.39	5.63	(4.58)	8.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.20)	(0.20)	(0.24)	(0.25)	(0.18)
Net realized gains	–	–	–	–	(0.07)	(0.13)
Return of capital	–	(0.10)	(0.10)	(0.07)	(0.09)	–
Total distributions	(0.15)	(0.30)	(0.30)	(0.31)	(0.41)	(0.31)

Net asset value, end of period	$58.52	$51.29	$42.90	$32.81	$27.49	$32.48
TOTAL RETURN(c)	14.42%	20.37%	31.77%	20.62%	(14.17)%	35.40%

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the periods presented

	SP Funds S&P 500 Sharia Industry Exclusions ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,723,971	$1,836,084	$927,704	$353,484	$174,539	$123,430
Ratio of expenses to average net assets(d)	0.45%	0.45%	0.45%(e)	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(d)	0.45%	0.47%	0.53%	0.82%	0.89%	0.60%
Portfolio turnover rate(c)(f)	2%	7%	18%	5%	4%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.49% to 0.45%.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SP Funds S&P Global REIT Sharia ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Period Ended November 30, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.69	$21.45	$18.54	$20.13	$25.63	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.23	0.37	0.43	0.32	0.36	0.26
Net realized and unrealized gain (loss)(c)	1.55	(1.31)	3.32	(1.11)	(4.99)	6.04
Total from investment operations	1.78	(0.94)	3.75	(0.79)	(4.63)	6.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.61)	(0.57)	(0.35)	(0.38)	(0.29)
Net realized gains	–	–	–	–	–	(0.15)
Return of capital	–	(0.21)	(0.27)	(0.45)	(0.49)	(0.23)
Total distributions	(0.40)	(0.82)	(0.84)	(0.80)	(0.87)	(0.67)

ETF transaction fees per share	0.00(d)	0.00(d)	–	–	–	–
Net asset value, end of period	$21.07	$19.69	$21.45	$18.54	$20.13	$25.63
TOTAL RETURN(e)	9.17%	(4.32)%	20.65%	(3.92)%	(18.39)%	31.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$203,354	$178,646	$158,729	$75,085	$39,258	$23,068
Ratio of expenses to average net assets(f)	0.50%	0.50%(g)	0.55%(h)	0.59%(i)	0.69%	0.69%
Ratio of interest expense to average net assets(f)	–%	0.00%(j)	–%	–%	–%	–%
Ratio of net investment income to average net assets(f)	2.25%	1.91%	2.10%	1.69%	1.59%	1.19%
Portfolio turnover rate(e)(k)	27%	49%	46%	29%	50%	79%

(a)	Inception date of the Fund was December 29, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Effective December 16, 2024, the Fund’s management fee was reduced from 0.55% to 0.50%.

(h)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

(i)	Effective December 1, 2022, the Fund’s management fee was reduced from 0.69% to 0.59%.

(j)	Amount represents less than 0.005%.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), and the SP Funds S&P Global REIT ETF (the “Global REIT ETF”) (each, a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Sukuk ETF is a diversified series and each of the Sharia ETF and the Global REIT ETF is a non-diversified series of the Trust. The Sukuk ETF commenced operations as a non-diversified series, however, the Fund continuously operated as diversified for three years and as of December 27, 2022, is classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ShariaPortfolio, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Sharia ETF commenced operations on December 17, 2019, the Sukuk ETF commenced operations on December 27, 2019 and the Global REIT ETF commenced operations on December 29, 2020.

The investment objective of the Sukuk ETF is to seek to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index (the “Sukuk Index”). The investment objective of the Sharia ETF is to seek to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Shariah Index”). The investment objective of the Global REIT ETF is to seek to track the performance, before fees and expenses, of the S&P Global All Equity REIT Shariah Capped Index (the “Global REIT Index”). The Sukuk Index, the Shariah Index, and the Global REIT Index are each, an “Index”, and collectively, the “Indexes.”

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (the “Independent Pricing Agents”) each day that the Funds are open for business.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Sukuk securities are valued by using an evaluated mean of the bid and ask prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

May 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund's investments as of May 31, 2026:

Sukuk ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Sukuk	$–	$308,857,878	$–	$308,857,878
Foreign Government Sukuk	–	225,609,007	–	225,609,007
Total Investments	$–	$534,466,885	$–	$534,466,885

Sharia ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,718,213,645	$–	$–	$2,718,213,645
Contingent Value Rights(a)	–	–	0	0
Total Investments	$2,718,213,645	$–	$0	$2,718,213,645

Global REIT ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$201,536,974	$–	$–	$201,536,974
Total Investments	$201,536,974	$–	$–	$201,536,974

(a)  The securities (Rights) are classified as Level 3 securities due to a lack of market activity.

Refer to the Schedules of Investments for further disaggregation of investment categories.

The Sharia ETF held contingent value rights with $0 market values at the beginning and end of the period with no activity during the year. As of the period ended May 31, 2026, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to Financial Statements

May 31, 2026 (Unaudited)

As of May 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

●	Concentration in REITs Risk (Global REIT ETF Only). The Fund concentrates its investments in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Code, as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses. As of May 31, 2026, 99.1% of the Fund’s net assets were invested in REITs.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Currency Risk (Global REIT ETF Only). The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Debt Securities Risk (Sukuk ETF Only).

●	Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

●	Interest Rate Risk. The income generated by debt securities owned by the Fund will be affected by changing interest rates. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.

Emerging Markets Risk (Sukuk ETF and Global REIT ETF Only). Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Equity Market Risk (Sharia ETF and Global REIT ETF Only). Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Sukuk ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., sukuk that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Foreign Government Risk (Sukuk ETF Only). The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

Foreign Securities Risk (Global REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market, economic or political news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Geographic Investment Risk (Sukuk ETF Only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

●	Risks of Investing in Saudi Arabia. The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

Notes to Financial Statements

May 31, 2026 (Unaudited)

●	Risks of Investing in the United Arab Emirates. The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, ongoing political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

Market Capitalization Risks.

●	Large-Capitalization Investing Risk (Sharia ETF and Global REIT ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing (Global REIT ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing (Global REIT ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk. The compositions of the Indexes are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universes that would have been excluded or included had the Models and Data been correct and complete. If the compositions of the Indexes reflect such errors, the Funds’ portfolios can be expected to also reflect the errors.

Non-Diversification Risk (Sharia ETF and Global REIT ETF Only). Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall values to decline to a greater degree than if the Funds held more diversified portfolios.

Passive Investment Risk. The Funds invest in the securities included in, or representative of, their Indexes regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to their Indexes.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Sector Risks (Sharia ETF and Sukuk ETF Only). To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

●	Consumer Discretionary Sector Risk (Sharia ETF Only). The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Financials Sector Risk (Sukuk ETF Only). Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

●	Information Technology Sector Risk (Sharia ETF Only). The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect the Funds’ performance, especially in comparison to more diversified funds. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Sukuk Risk (Sukuk ETF Only). Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Tax Risk (Global REIT ETF Only). To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in the securities of any one issuer. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. As with all index funds, the performance of the Funds and their respective Indexes may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by their respective Indexes. In addition, the Funds may not be fully invested in the securities of their respective Indexes at all times or may hold securities not included in their respective Indexes.

Underlying Index Risk. Neither the Funds’ investment adviser nor the Index Providers (as defined in the Prospectus) are able to guarantee the continuous availability or timeliness of the production of the Indexes. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Providers, calculation agents, data providers and/or relevant stock exchanges malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or construction in accordance with their methodologies may occur from time to time and may not be identified and corrected by the Index Providers, calculation agents or other applicable parties for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Sukuk ETF	0.50%
Sharia ETF	0.45%
Global REIT ETF	0.50%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended May 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Sukuk ETF	0.02%
Sharia ETF	0.02%
Global REIT ETF	0.02%

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser. The Adviser has entered into an agreement with SP Funds Management, LLC (“SP Funds Management”) an affiliate of the Sub-Adviser, pursuant to which SP Funds Management has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except Excluded Expenses. For assuming each Fund’s payment obligations, the Adviser has agreed to pay SP Funds Management, the profits, if any, generated by each Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by SP Funds Management include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to Financial Statements

May 31, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Sukuk ETF	$196,669,419	$81,125,584
Sharia ETF	64,801,709	53,224,949
Global REIT ETF	53,205,751	56,212,979

Notes to Financial Statements

May 31, 2026 (Unaudited)

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
Sukuk ETF	$6,085,478	$1,692,161
Sharia ETF	–	–
Global REIT ETF	–	–

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Sukuk ETF	$–	$–
Sharia ETF	543,712,281	–
Global REIT ETF	22,981,277	11,979,213

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended May 31, 2026 (estimated) and the most recent fiscal year ended November 30, 2025 were as follows:

Distributions paid from:	May 31, 2026	November 30, 2025
Sukuk ETF
Ordinary Income	$14,389,747	$10,622,765
Sharia ETF
Ordinary Income	6,244,814	6,147,611
Return of Capital	–	2,917,748
Global REIT ETF
Ordinary Income	3,902,015	4,933,717
Return of Capital	–	1,672,831

As of the most recent fiscal year ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Sukuk ETF	Sharia ETF	Global REIT ETF
Cost of investments(a)	$418,808,815	$1,406,746,586	$174,066,813
Gross tax unrealized appreciation	5,016,644	470,992,136	10,355,638
Gross tax unrealized depreciation	(984,619)	(48,349,339)	(6,237,439)
Net tax unrealized appreciation (depreciation)	4,032,025	422,642,797	4,118,199
Undistributed ordinary income (loss)	5,936,319	–	–
Undistributed long-term capital gain (loss)	–	–	–
Other accumulated gain (loss)	(1,639,702)	(2,910,226)	(8,877,921)
Total distributable earnings/(accumulated losses)	$8,328,642	$419,732,571	$(4,759,722)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of the most recent fiscal year ended November 30, 2025, the Sukuk ETF, Sharia ETF and the Global REIT ETF had short-term capital loss carryovers of $480,496, $1,047,704 and $3,253,824, respectively, which do not expire. The Sukuk ETF, Sharia ETF and the Global REIT ETF also had long-term capital loss carryovers of $1,159,206, $1,862,522 and $5,624,097, respectively, which do not expire.

NOTE 8 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Global REIT ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended May 31, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	–
Average daily loan outstanding	–
Credit facility outstanding as of May 31, 2026	–
Average interest rate, when in use	N/A
Interest rate terms	Prime
Interest rate as of May 31, 2026	6.75%
Expiration date (renewed through June 23, 2027)	June 24, 2026

Interest expense incurred for the period ended May 31, 2026 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 4, 2026

* Print the name and title of each signing officer under his or her signature.